Securitisations and Covered Bonds (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds	The gross assets securitised, or for the covered bond programme assigned at 30 June 2023 and 31 December 2022 were:

	30 June 2023	31 December 2022
	£m	£m
Mortgage-backed master trust structures:
–Holmes	2,214	1,646
–Fosse	1,892	2,028
	4,106	3,674
Other asset-backed securitisation structures:
–Motor	—	6
–Repton	750	—
	750	6
Total securitisation programmes	4,856	3,680
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	20,790	21,304
Total securitisation and covered bond programmes	25,646	24,984

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in H123 and H122 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H123	H122	H123	H122	H123	H122	H123	H122
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	118	—	750	—	30	42	142	114
–Fosse	—	—	—	—	—	34	—	185
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	—	7	21
–Repton	—	—	550	—	—	—	—	—
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	1,100	—	1,500	4,182	5	—	1,017	827
	1,218	—	2,800	4,182	35	76	1,166	1,147